Summary of Significant Accounting Policies Reclassifications due to new Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 553,985	$ 528,143	$ 118,501
Net cash provided by investing activities	104,583	(177,552)	(6,183,764)
Net cash used in financing activities	(166,993)	(397,186)	6,001,992
Effect of foreign exchange rate	2,515	436	(11,269)
Movement in cash held for sale	11,744	(11,744)	997
Net change	505,834	(57,903)	(73,543)
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	805,180	863,083	936,626
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD	1,311,014	805,180	863,083
Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by investing activities	36,200
Prior to Adoption
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		524,439	62,026
Net cash provided by investing activities		125,861	(6,244,770)
Net cash used in financing activities		(393,982)	6,055,467
Effect of foreign exchange rate		328	(7,068)
Movement in cash held for sale		(11,744)	997
Net change		244,902	(133,348)
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	517,250	272,348	405,696
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD		517,250	272,348
Impact of Adoption of: | Accounting Standards Update 2016-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		3,204	21,979
Net cash provided by investing activities		0	0
Net cash used in financing activities		(3,204)	(21,979)
Effect of foreign exchange rate		0	0
Movement in cash held for sale		0	0
Net change		0	0
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0	0
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD		0	0
Impact of Adoption of: | Accounting Standards Update 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		0	31,496
Net cash provided by investing activities		0	0
Net cash used in financing activities		0	(31,496)
Effect of foreign exchange rate		0	0
Movement in cash held for sale		0	0
Net change		0	0
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0	0
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD		0	0
Impact of Adoption of: | Accounting Standards Update 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		500	3,000
Net cash provided by investing activities		(303,413)	61,006
Net cash used in financing activities		0	0
Effect of foreign exchange rate		108	(4,201)
Movement in cash held for sale		0	0
Net change		(302,805)	59,805
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, BEGINNING OF PERIOD	$ 287,930	590,735	530,930
CASH, CASH EQUIVALENTS, RESTRICTED CASH AND RESTRICTED CASH EQUIVALENTS, END OF PERIOD		$ 287,930	$ 590,735